Prospectus Supplement dated May 1, 2020
	Product Name	Prospectus Form #/Date
		National	New York
1.	RiverSource ® FlexChoice Select Variable Annuity	45307 CG (5/20)/ May 1, 2020	274320 J (4/13)/ April 29, 2013
2.	RiverSource ® Innovations Select Variable Annuity	45304 CG (5/20/ May 1, 2020	45313 V (4/13)/ April 29, 2013
3.	RiverSource ® Signature Select Variable Annuity	45300 CG (5/20)/ May 1, 2020
4.	RiverSource ® Signature One Select Variable Annuity	45301 CG (5/20)/ May 1, 2020
5.	RiverSource ® Endeavor Select Variable Annuity		273480 R (4/13) April 29, 2013
The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.
For Current Contracts (applications signed on or after Nov. 30, 2009), issued in all states, except New York:
Effective on May 4, 2020, the current contract administrative charge will increase to $50 per year.
For Current Contracts (applications signed on or after Nov. 30, 2009), issued in New York:
Effective on July 31, 2020, the current contract administrative charge will increase to $50 per year.
The following changes are made to the prospectuses listed in the table above:
I. For products 1-4 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding sections in the “Expense Summary — Contract Owner Transaction Expenses” section of the prospectus:
For Current Contracts (applications signed on or after Nov. 30, 2009), issued in all states, except New York:
Expense Summary — Contract Owner Transaction Expenses
Annual contract administrative charge	Maximum: $50	Current: $50*
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
Contract administrative charge at full surrender	Maximum: $50	Current: $50
*Prior to May 4, 2020, the contract administrative charge was $40.
For Current Contracts (applications signed on or after Nov. 30, 2009), issued in New York:
Expense Summary — Contract Owner Transaction Expenses
Annual contract administrative charge	Maximum: $50	Current: $50*
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
Contract administrative charge at full surrender	Maximum: $50	Current: $50
*Prior to July 31, 2020, the contract administrative charge was $40.
II. The following Minimum Examples replace the corresponding sections in the “Examples - Minimum Examples” section of the prospectus:
1.	RiverSource ® FlexChoice Select Variable Annuity
All Current Contracts:
Examples:
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Minimum. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the ROPP Death Benefit and do not select any optional benefits(1). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Contract Option L	$1,003	$1,389	$1,373	$2,888	$264	$808	$1,373	$2,888
Contract Option C	274	839	1,424	2,990	274	839	1,424	2,990
(1)	In these examples, the contract administrative charge is $50.
Contracts issued in New York:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Contract Option L	$1,003	$1,389	$1,373	$2,888	$264	$808	$1,373	$2,888
Contract Option C	274	839	1,424	2,990	274	839	1,424	2,990
(1)	In these examples, the contract administrative charge is $50.

2.	RiverSource ® Innovations Select Variable Annuity
All Current Contracts:
Examples:
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Minimum. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the ROPP Death Benefit and do not select any optional benefits(1). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Ten-year surrender charge schedule	$937	$1,283	$1,508	$2,142	$192	$591	$1,008	$2,142
Seven-year surrender charge schedule	956	1,341	1,613	2,360	213	653	1,113	2,360
Five-year surrender charge schedule	896	1,151	1,296	2,732	249	762	1,296	2,732
(1)	In these examples, the contract administration charge is $50.
Contracts issued in New York:
	If you withdraw your contract at the end of the applicable time period:				If you do not withdraw your contract or if you select an annuity payout plan at the end of the applicable time period:
Nonqualified Annuity	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Ten-year withdrawal charge schedule	$937	$1,283	$1,508	$2,142	$192	$591	$1,008	$2,142
Seven-year withdrawal charge schedule	956	1,341	1,613	2,360	213	653	1,113	2,360
Five-year withdrawal charge schedule	896	1,151	1,296	2,732	249	762	1,296	2,732
(1)	In these examples, the contract administrative charge is $50.

3.	RiverSource ® Signature Select Variable Annuity

All Current Contracts:
Examples:
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Minimum. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the ROPP Death Benefit and do not select any optional benefits(1). Although your actual costs may be higher, based on these assumptions your costs would be:
If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$887	$1,316	$1,644	$2,627	$239	$731	$1,244	$2,627
(1)	In these examples, the contract administrative charge is $50.

4.	RiverSource ® Signature One Select Variable Annuity
All Current Contracts:
Examples:
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Minimum. Minimum. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the ROPP Death Benefit and do not select any optional benefits(1). Although your actual costs may be higher, based on these assumptions your costs would be:
If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$1,046	$1,554	$1,861	$2,999	$278	$850	$1,445	$2,999
(1)	In these examples, the contract administrative charge is $50.
III. For products listed in the table on page 1 -4 of this supplement, the following hereby replaces the corresponding section “Charges — Contract Administrative Charge” in the prospectus:
For Current Contracts (applications signed on or after Nov. 30, 2009), issued in all states, except New York:
Charges - Contract Administrative Charge
We charge this fee for establishing and maintaining your records. For the Original Contract, we deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. For the Current Contract, we deduct $50* from the contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge that applies to the fixed account.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. For the Current Contract, we reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.
If you take a full surrender from your contract, we will deduct the charge at the time of surrender regardless of the contract value. We cannot increase the annual contract administrative charge for the Original Contract. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit for the Current Contract).

*Prior to May 5, 2020, the contract administrative charge for the Current Contract was $40.
For Current Contracts (applications signed on or after Nov. 30, 2009), issued in New York:
Charges - Contract Administrative Charge
We charge this fee for establishing and maintaining your records. For the Original Contract, we deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. For the Current Contract, we deduct $50* from the contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. For contracts with applications signed before 8/6/2007, the amount deducted from the fixed account may be limited.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. For the Current Contract, we reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.
If you take a full surrender from your contract, we will deduct the charge at the time of surrender regardless of the contract value. We cannot increase the annual contract administrative charge for the Original Contract. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.
*Prior to July 31, 2020, the contract administrative charge for the Current Contract was $40.
IV.	For RiverSource® Innovations Select Variable Annuity, RiverSource® Flexchoice Select Variable Annuity and RiverSource® Endeavor Select Variable Annuity contracts issued in New York, effective Sept. 1, 2020, the fees for the Accumulation Protector Benefit rider will be changed for elective step-up (including elective spousal continuation step-up) requests.
The following changes are made to the prospectuses:
The following hereby replaces the corresponding tables describing current rider fees and fees for elective step-up (including elective spousal continuation step-up) requests in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Fee” sections of the prospectus:
Expense Summary — Optional Living Benefits
Accumulation Protector Benefit rider fee
Current Contract (applications signed on or after Nov. 30, 2009):
For applications signed:	Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step-ups before 10/20/2012
05/03/2010 – 07/18/2010	1.75%	0.95%
07/19/2010 – 10/03/2010	1.75%	1.10%
10/04/2010 – 12/31/2010	1.75%	1.50%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests on/after 10/20/2012 are shown in the table below.
Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
10/20/2012 – 11/ 17/2013	1.75%	n/a
11/18/2013 – 10/17/2014	1.75%	1.30%
10/18/2014 – 06/30/2016	1.60%	1.00%
07/01/2016 – 10/15/2018	1.75%	1.30%
10/16/2018 – 08/31/2020	1.40%	1.00%
09/01/2020 and later	1.75%	1.75%

Accumulation Protector Benefit rider fee
Original Contract (applications signed prior to Nov. 30, 2009):
Contract purchase date:	Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step-ups before 04/29/2013
Prior to 01/26/2009	1.75%	0.55%
01/26/2009 – 05/31/2009	1.75%	0.80%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests on/after 04/29/2013 are shown in the table below.
Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
04/29/2013 – 11/17/2013	1.75%	n/a
11/18/2013 – 10/17/2014	1.75%	1.30%
10/18/2014 – 06/30/2016	1.60%	1.00%
07/01/2016 – 10/15/2018	1.75%	1.30%
10/16/2018 – 08/31/2020	1.40%	1.00%
09/01/2020 and later	1.75%	1.75%
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
45313-18-A (05/20)